SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2026
SHARE-BASED COMPENSATION
Schedule of restricted stock award activity

			Weighted-Average
			Remaining
		Weighted-Average	Requisite
		Grant-Date Fair	Service
	Number of	Value per Ordinary	Period	Aggregate
Restricted Stock Awards (RSAs)	Shares	Share	(Years)	Intrinsic Value
Unvested at April 1, 2025	—	$—	—	—
Granted	4,445,000	2.82	—	—
Vested (Immediate & Installment 1)	(633,500)	2.82	—	—
Forfeited / Cancelled	—	—	—	—
Unvested at March 31, 2026	3,811,500	$2.82	3.50 Years	$4,573,800

Schedule of unrecognized cost expected to be recognized

12 months ending March 31,	Amount
2027	$2,981,650
2028	3,577,980
2029	2,385,320
2030	1,788,990
Total	$10,733,940